Supplement dated September 26, 2008 to the
Class A Shares, Class B Shares and Class C Shares Prospectuses

Dated April 15, 2008
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Global Growth Fund

Dated December 28, 2007
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund
Van Kampen Equity Premium Income Fund,
As previously supplemented on May 21, 2008
Van Kampen Technology Fund,
As previously supplemented on June 30, 2008

Dated October 31, 2007
Van Kampen Capital Growth Fund,
As previously supplemented on July 22, 2008 and November 20, 2007

Dated October 31, 2007
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen Equity Growth Fund,
As previously supplemented on May 2, 2008, December 11, 2007 and
November 20, 2007
Van Kampen Global Equity Allocation Fund,
As previously supplemented on April 2, 2008 and November 20, 2007
Van Kampen Global Franchise Fund,
As previously supplemented on November 20, 2007 and October 31, 2007
Van Kampen Global Value Equity Fund,
As previously supplemented on June 11, 2008, May 1, 2008 and
November 20, 2007

The Prospectus is hereby supplemented as follows:

(1) In the section entitled “Fees and Expenses of the Fund,” effective November 3, 2008, the last three line items in the “Shareholder

Fees” table are hereby deleted in their entirety and replaced with the following:

	Class A	Class B	Class C
	Shares	Shares	Shares

Redemption fee	None	None	None

Exchange fee	None	None	None

Account Maintenance (Low Balance) Fee (for accounts under $750)(6)	$12/yr	$12/yr	$12/yr

(2) Effective November 3, 2008, the footnote labeled (5) following the “Annual Fund Operating Expenses” table in the section entitled “Fees and Expenses of the Fund” is hereby deleted in its entirety.

(3) The fourth sentence of the first paragraph in the section entitled “Purchase of Shares — General” is hereby deleted in its entirety and replaced with the following:

You should discuss with your authorized dealer which share class is most appropriate for you. As described more fully below, each class of shares offers a distinct structure of sales charges, distribution and service fees and other features (for example, the reduced or eliminated sales charges available for purchases of Class A Shares over $50,000 of the Fund or your cumulative ownership of Participating Funds) that are designed to address a variety of needs.

(4) The following is hereby added after the second paragraph following the Class A Shares Sales Charge Schedule in the section entitled “Purchase of Shares — Class A Shares”:

Conversion feature.  Class A Shares purchased by accounts participating in certain wrap fee programs may be converted to Class I Shares of the Fund (which are offered in a separate prospectus) under certain circumstances, including such wrap fee program’s eligibility to purchase Class I Shares of the Fund. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.

(5) The fifth sentence in the first paragraph after the Class B Shares Sales Charge Schedule in the section entitled “Purchase of Shares — Class B Shares” is hereby deleted in its entirety.

(6) The following is hereby added after the last sentence in the fourth paragraph after the Class B Shares Sales Charge Schedule in the section entitled “Purchase of Shares — Class B Shares”:

Pursuant to the terms of the Plans, the Fund may spend less (and therefore shareholders may be charged less) than the combined annual distribution and service fees of 1.00% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. See the section entitled “Financial Highlights” herein and the section entitled “Distribution and Service” in the Fund’s Statement of Additional Information.

(7) Effective November 3, 2008, the following is hereby added after the last sentence in the fourth paragraph in the section entitled “Purchase of Shares — Class C Shares”:

Pursuant to the terms of the Plans, the Fund may spend less (and therefore shareholders may be charged less) than the combined annual distribution and service fees of 1.00% per year of the Fund’s average daily net assets with respect to Class C Shares of the Fund. See the section entitled “Financial Highlights” herein and the section entitled “Distribution and Service” in the Fund’s Statement of Additional Information.

(8) Effective November 3, 2008, the first paragraph in the section entitled “Redemption of Shares” is hereby deleted in its entirety and replaced with the following:

Generally, shareholders may redeem for cash some or all of their shares without charge by the Fund (other than any applicable sales charge) at any time.

(9) Effective November 3, 2008, the third paragraph in the section entitled “Redemption of Shares” is hereby deleted in its entirety.

(10) Effective November 3, 2008, the fourth paragraph in the section entitled “Redemption of Shares” is hereby deleted in its entirety and replaced with the following:

Certain financial intermediaries may impose a redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Fund through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

(11) Effective November 3, 2008, the second paragraph in the section entitled “Shareholder Services — Exchange privilege” is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REDFEESPT2 9/08